CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 237,138	¥ 1,630,444	¥ 1,240,431
Restricted cash	185,925	1,278,326	1,652,653
Accounts and notes receivables, net of allowance of RMB5,794 and RMB25,105 (US$3,651) as of December 31, 2017 and 2018, respectively	152,257	1,046,844	734,252
Inventories	21,967	151,031	156,974
Prepayments and other current assets	277,048	1,904,846	1,459,755
Short-term investments	146,510	1,007,329	2,353,663
Lease rental receivables	89,221	613,439	193,703
Amounts due from related parties	28,723	197,488	164,894
Total current assets	1,138,789	7,829,747	7,956,325
Non-current assets:
Property and equipment, net	300,292	2,064,657	1,307,470
Intangible assets, net	20,916	143,810	158,556
Long-term investments	31,174	214,339	37,167
Goodwill	68,224	469,076	448,584
Non-current deposits	11,205	77,043	69,125
Other non-current assets	6,622	45,531	62,314
Lease rental receivables	208,194	1,431,441	749,243
Restricted cash	13,183	90,638	89,745
Total non-current assets	659,810	4,536,535	2,922,204
Total assets	1,798,599	12,366,282	10,878,529
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB3,810,970 and RMB4,357,649 (US$633,795) as of December 31, 2017 and 2018, respectively):
Short-term bank loans	259,312	1,782,900	1,216,384
Accounts and notes payable	414,742	2,851,557	2,388,393
Income tax payable	839	5,767	629
Customer advances and deposits and deferred revenue	177,330	1,219,230	910,383
Accrued expenses and other liabilities	325,616	2,238,785	1,841,273
Capital lease obligation	415	2,851	7,227
Amounts due to related parties	1,807	12,429	12,902
Total current liabilities	1,180,061	8,113,519	6,377,191
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB99,594 and RMB 108,643 (US$15,801) as of December 31, 2017 and 2018, respectively):
Capital lease obligation	108	745	1,828
Deferred tax liabilities	3,688	25,356	31,688
Other non-current liabilities	12,581	86,504	75,327
Total non-current liabilities	16,377	112,605	108,843
Total liabilities	1,196,438	8,226,124	6,486,034
Commitments and contingencies
Shareholders' equity:
Additional paid in capital	2,822,698	19,407,460	19,240,912
Accumulated deficit	(2,242,638)	(15,419,256)	(14,886,214)
Accumulated other comprehensive income	18,024	123,923	12,333
BEST Inc. shareholders' equity	601,864	4,138,115	4,391,817
Non-controlling interests	297	2,043	678
Total shareholders' equity	602,161	4,140,158	4,392,495
Total liabilities and shareholders' equity	1,798,599	12,366,282	10,878,529
Class A ordinary shares
Shareholders' equity:
Ordinary shares	2,404	16,532	15,330
Class B ordinary shares
Shareholders' equity:
Ordinary shares	899	6,178	6,178
Class C ordinary shares
Shareholders' equity:
Ordinary shares	$ 477	¥ 3,278	¥ 3,278